Contingent liabilities and legal proceedings - Continuing matters relating to Dr Vijay Mallya and affiliales (Details) £ in Millions, $ in Millions							12 Months Ended	60 Months Ended
	May 23, 2019 USD ($)	May 23, 2019 GBP (£)	Nov. 16, 2017 USD ($) instalment	Nov. 16, 2017 GBP (£) instalment	Feb. 25, 2016 USD ($) instalment	Feb. 25, 2016 GBP (£) instalment	Jun. 30, 2022	Dec. 31, 2021	Feb. 25, 2016 GBP (£)
25 February agreement
Disclosure of contingent liabilities [line items]
Number of instalments					5	5
Dr Mallya | 25 February agreement
Disclosure of contingent liabilities [line items]
Payment relating to disengagement agreements					$ 75	£ 62
Consideration payment period					5 years	5 years		5 years
Payment relating to disengagement agreements					$ 40	£ 33
Amount payable in equal installments to Dr Mallya					7				£ 6
Number of disputed instalments			2	2
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded	$ 135	£ 112
Watson Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings					$ 141	£ 117
Damages related to breach of associated security documents			$ 142	£ 117
Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded, co-surety percentage							50.00%